Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [Abstract]
Disclosure of goodwill [Text block]
Table of Contents

Note 11Goodwill

The changes in 2016 and 2017 were as follows:

Philips Group
Goodwill
in millions of EUR
2016 - 2017
	2016	2017
Balance as of January 1:
Cost	10,704	11,151
Impairments	(2,181)	(2,253)
Book value	8,523	8,898
Changes in book value:
Acquisitions	140	1,548
Divestments and transfers to assets classified as held for sale	(13)	(1,878)
Translation differences and other	248	(836)
Balance as of December 31:
Cost	11,151	9,074
Impairments	(2,253)	(1,343)
Book value	8,898	7,731

In 2017, the movement of goodwill for the amount of EUR 1,548 million relates to Spectranetics for an amount of EUR 1,255 million and other acquisitions for an amount of EUR 293 million. Information on the divestment of Lighting can be found in Discontinued operations and assets classified as held for sale. The decrease of EUR 836 million is mainly due to translation differences which impacted the goodwill denominated in USD.

In 2016, goodwill increased by EUR 140 million mainly due to the acquisition of Wellcentive and PathXL. The increase of EUR 248 million is mainly due to translation differences which impacted the goodwill denominated in USD.

For impairment testing, goodwill is allocated to (groups of) cash-generating units (typically one level below segment level), which represent the lowest level at which the goodwill is monitored internally for management purposes.

Goodwill allocated to the cash-generating units Image-Guided Therapy, Patient Care & Monitoring Solutions and Sleep & Respiratory Care is considered to be significant in comparison to the total book value of goodwill for the Group at December 31, 2017. In 2016 the cash-generating unit Professional was considered to be significant in comparison to the total book value of goodwill for the Group, but this is no longer included in goodwill as at December 31, 2017 due to the divestment of Lighting. The amounts associated as of December 31, 2017, are presented below:

Philips Group
Goodwill allocated to the cash-generating units
in millions of EUR
2016 - 2017
	2016	2017
Image-Guided Therapy	1,106	2,242
Patient Care & Monitoring Solutions	1,506	1,349
Sleep & Respiratory Care	1,958	1,819
Professional	1,671
Other (units carrying a non-significant goodwill balance)	2,657	2,321
Book value	8,898	7,731

The basis of the recoverable amount used in the annual impairment tests for the units disclosed in this note is the value in use. In the annual impairment test performed in the fourth quarter of 2017, the estimated recoverable amounts of the cash-generating units tested approximated or exceeded the carrying value of the units, therefore no impairment loss was recognized.

Key assumptions - general

Key assumptions used in the impairment tests for the units were sales growth rates, EBITA and the rates used for discounting the projected cash flows. These cash flow projections were determined using the Royal Philips managements’ internal forecasts that cover an initial period from 2018 to 2020. Projections were extrapolated with stable or declining growth rates for a period of 5 years, after which a terminal value was calculated. For terminal value calculation, growth rates were capped at a historical long-term average growth rate.

The sales growth rates and EBITA used to estimate cash flows are based on past performance, external market growth assumptions and industry long-term growth averages. EBITA in all units mentioned in this note is expected to increase over the projection period as a result of volume growth and cost efficiencies.

Key assumptions and sensitivity analysis relating to cash-generating units to which a significant amount of goodwill is allocated

Cash flow projections of Image-Guided Therapy, Patient Care & Monitoring Solutions and Sleep & Respiratory Care are based on the key assumptions included in the table below, which were used in the annual impairment test performed in the fourth quarter:

Philips Group
Key assumptions
in %
2017
	compound sales growth rate [1] )
	initial forecast period	extra-polation period [2] )	used to calculate terminal value [3] )	pre-tax discount rates
Image-Guided Therapy	5.3	4.0	2.3	10.9
Patient Care & Monitoring Solutions	3.8	4.8	2.3	12.3
Sleep & Respiratory Care	7.2	5.6	2.3	12.1
1) Compound sales growth rate is the annualized steady growth rate over the forecast period
2) Also referred to later in the text as compound long-term sales growth rate
3) The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation

The assumptions used for the 2016 cash flow projections were as follows:

Philips Group
Key assumptions
in %
2016
	compound sales growth rate [1] )
	initial forecast period	extra-polation period [2] )	used to calculate terminal value [3] )	pre-tax discount rates
Image-Guided Therapy	7.1	5.6	2.7	12.1
Patient Care & Monitoring Solutions	6.4	4.6	2.7	14.3
Sleep & Respiratory Care	6.8	4.6	2.7	12.6
Professional	5.0	4.3	2.7	13.9
1) Compound sales growth rate is the annualized steady growth rate over the forecast period
2) Also referred to later in the text as compound long-term sales growth rate
3) The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation

The results of the annual impairment test of Image-Guided Therapy, Patient Care & Monitoring Solutions and Sleep & Respiratory Care indicate that a reasonably possible change in key assumptions would not cause the value in use to fall to the level of the carrying value.

Additional information relating to cash-generating units to which a non-significant amount relative to the total goodwill is allocated

In addition to the significant goodwill recorded at the units mentioned above, Home Monitoring, Population Health Management and Healthcare Informatics are sensitive to fluctuations in the assumptions as set out above.

Based on the most recent impairment test of the cash-generating unit Home Monitoring, it was noted that an increase of 90 points in the pre-tax discount rate, a 140 basis points decline in the compound long-term sales growth rate or a 12% decrease in terminal value would, individually, cause its recoverable amount to fall to the level of its carrying value. The goodwill allocated to Home Monitoring at December 31, 2017 amounts to EUR 32 million.

Based on the annual impairment test of the cash-generating unit Population Health Management, it was noted that an increase of 120 points in the pre-tax discount rate, a 400 basis points decline in the compound long-term sales growth rate or a 24% decrease in terminal value would, individually, cause its recoverable amount to fall to the level of its carrying value. The goodwill allocated to Population Health Management at December 31, 2017 amounts to EUR 187 million.

Also based on the annual impairment test of the cash-generating unit Healthcare Informatics, it was noted that an increase of 70 points in the pre-tax discount rate, a 150 basis points decline in the compound long-term sales growth rate or a 11% decrease in terminal value would, individually, cause its recoverable amount to fall to the level of its carrying value. The goodwill allocated to Healthcare Informatics at December 31, 2017 amounts to EUR 174 million.